Provisions - Summary of Provisions Analysed as Current and Non-Current (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Current	$ 40	$ 10	$ 3
Non-current	22	17	5
Provisions current and non-current	$ 62	$ 27	$ 8